Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,368)	$ (1,111)
Adjustments required to reconcile net loss for the period to net cash used in operating activities:
Depreciation and amortization	5	2
Finance expenses		77
Stock based compensation	645	540
Interest on loans	(70)
Expenses with respect to convertible loans and debentures	2
Decrease (increase) in other current assets	(17)	97
Increase (decrease) in accounts payable	(52)	71
Increase (decrease) in other accounts payable	6	186
Net cash used in operating activities	(849)	(138)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from secured promissory notes	965
Repayments of long term banking institute	(34)	(29)
Net cash provided by (used in) financing activities	931	(29)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	82	(167)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	23	190
CASH AND CASH EQUIVALENTS AT END OF YEAR	105	23
Cash paid during the year for:
Interest	126	3
Non cash transactions:
Issuance of shares in exchange for extinguishment of debt	623
Issuance of shares in exchange for convertible loans	$ 448